Taxation	12 Months Ended
Dec. 31, 2010
Taxation
Taxation

16. Taxation

a. VAT

PW Network was subject to a 17% VAT for the revenues from online game business in the PRC before August 2009. The Group has adopted the gross presentation for VAT, which is included in revenues and cost of revenues.

Companies that fulfill certain criteria set by the relevant authorities, develop their own software products or online games and have the software product or online game registered with the relevant authorities in the PRC are entitled to a refund of 14% VAT. For relevant periods presented, PW Network met these criteria and therefore was entitled to the 14% refund. The VAT refund was recorded as a reduction of cost of revenues, hence the net VAT amount included in cost of revenues amounted to only 3% of the related revenues. PW Network was also subject to 10% surcharge of VAT payables according to PRC tax law.

Starting from August 2009, the state and local tax authorities approved PW Network to convert from a VAT payer to a business tax payer.

The Group's sales proceeds to be collected from its online game operation in Japan were subject to consumption tax at a rate of 5%.

b. Business tax

The Group's subsidiaries and VIEs incorporated in China are subject to a 5% business tax on revenues generated from online game, film and television businesses in the PRC. Revenues generated from film and television advertising are also subject to a 3% cultural business construction fee. In addition, the Group's subsidiaries and VIEs incorporated in China are also subject to certain surcharges on revenues for city construction and education. Business tax and the related surcharges are recognized when the revenue is earned.

According to an applicable governmental policy, revenues generated from PW Pictures' film distribution are exempt from the business tax.

According to an applicable governmental policy, revenues generated from PW Software's software development and relevant technology consulting services, being a technology development business, are exempt from the business tax.

c. Income taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company and its subsidiaries in Cayman Islands and British Virgin Islands are not subject to tax on their income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

United States

PW USA and Runic are subject to a 34% federal corporate income tax rate and, in some instance, certain states income tax in the United States.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group's subsidiaries in Hong Kong are subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by PW Hong Kong to the Company are not subject to any Hong Kong withholding tax. PW Hong Kong has no significant operations in Hong Kong since its inception.

Malaysia, Taiwan and Netherlands

The Group's subsidiaries established in Malaysia, Taiwan and Netherlands do not have significant operations since their inception during the years ended December 31, 2009 and 2010.

Japan

C&C Media is subject to 40.7% income tax in Japan.

PRC

On March 16, 2007, the National People's Congress of PRC enacted a new Corporate Income Tax Law ("new CIT law"), under which Foreign Investment Enterprises ("FIEs") and domestic companies would be subject to CIT at a uniform rate of 25%. There will be a five-year transition period for FIEs, during which FIEs are allowed to continue to enjoy their existing preferential tax treatments. Preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as "software enterprises" and/or "high and new technology enterprises," whether FIEs or domestic companies. The new CIT law became effective on January 1, 2008.

Under the new CIT law, enterprises that were established before March 16, 2007 and already enjoyed preferential tax treatments will continue to enjoy them (i) in the case of preferential tax rates, for a period of five years from January 1, 2008, or (ii) in the case of preferential tax exemption or reduction for a specified term, until the expiration of such term.

PW Network has been qualified as "high and new technology enterprise" under the new CIT law from 2008 to 2010 and maintained its "software enterprise" status from 2008 to 2010. PW Network elected to enjoy the preferential tax treatment as the "software enterprise." Therefore, PW Network was entitled to the tax exemption in 2008 and a 50% income tax reduction to a rate of 12.5% in 2009 and 2010, and will continue to be entitled to such reduction till 2011, provided that it continues to be qualified as a "software enterprise" during such period.

PW Software has been qualified as "high and new technology enterprise" from 2008 to 2010. Therefore, PW Software is entitled to the tax exemption in 2008 and 2009 and a 50% reduction of its applicable CIT rate of 15% in 2010. If PW Software will continue to be qualified as "high and new technology enterprise" from 2011 to 2012, PW Software will continue to be entitled to a 50% reduction of its applicable CIT rate of 15% from 2011 to 2012.

Shanghai PW Network has been qualified as "software enterprise" status in 2009 and 2010. Shanghai PW Network achieved cumulative taxable income for the year ended December 31, 2009. Shanghai PW Network is entitled to the tax exemption in 2009 and 2010 and would be subject to a 50% income tax reduction to a rate of 12.5% from 2011 to 2013, provided that it continues to be qualified as a "software enterprise" during such period.

PW Digital Software and PW Digital have been qualified as "software enterprise" status in 2010. PW Digital Software and PW Digital achieved cumulative taxable income for the year ended December 31, 2010. Therefore, PW Digital Software and PW Digital are entitled to the tax exemption in 2010 and 2011 and would be subject to a 50% income tax reduction to a rate of 12.5% from 2012 to 2014, provided that it continues to be qualified as a "software enterprise" during such period.

According to some circulars issued by State Administration of Taxation, PW Pictures is entitled to an exemption from corporate income tax in 2009 and 2010.

Except for PW Network, PW Software, Shanghai PW Network, PW Digital Software, PW Digital and PW Pictures, the Group's other major China-based subsidiaries and VIEs are subject to a 25% CIT rate.

Withholding tax on undistributed dividends

New CIT law imposes a withholding tax for any dividends to be distributed. All undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. All the foreign invested enterprises are subject to the withholding tax from January 1, 2008.

Pursuant to the new CIT law and the Implementing Rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise to its foreign investors will be subject to a 10% withholding tax if the foreign investors are considered as non-resident enterprises. A lower withholding tax rate will be applied if there is a tax treaty arrangement between China and the jurisdiction of the foreign holding companies, such as Hong Kong, which will be taxed at 5%. PW Software is invested by immediate foreign holding company in Hong Kong. So dividend declared by PW Software is subjected to the withholding tax at a rate of 5%. In the fourth quarter of 2008, to fund the Company's share repurchase program, PW Software decided to declare dividend for the earnings generated in 2008 to its direct parent, PW Hong Kong. As such, a 5% withholding tax of RMB26.0 million was accrued and recorded as deferred tax liabilities as of December 31, 2008.

The Group continued to accrue withholding tax in the first two quarters of 2009. In the third quarter of 2009, the Board of Directors approved a change in the Group's dividend policy and decided that the Group will not distribute any profit out of PW Software arising in the third quarter of 2009 and beyond upon the expiration of the 2008 share repurchase program and will maintain such profit onshore to reinvest in its PRC operation indefinitely. Therefore, no withholding income tax was accrued thereafter.

The license fees and royalties received from the Group's licensees in various jurisdictions outside of the PRC are subject to withholding taxes at rates ranged from 0% to 20%. The Group recognized RMB27,303,570, RMB34,617,375 and RMB26,380,188 as income tax expense related to withholding taxes during the years ended December 31, 2008, 2009 and 2010, respectively.

Components of income taxes

	For the years ended December 31
	2008		2009		2010
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
Current income tax expense	—	—	2,420,685	12,545,786	23,177,519	42,128,010
Deferred income tax (credit) / expense	—	—	(3,788,920)	2,743,411	(6,335,583)	2,189,361
Foreign withholding tax expense	15,194,185	12,109,385	19,996,289	14,621,086	14,055,414	12,324,774
PRC withholding tax on dividend	26,000,000	—	19,744,931	—	—	—

Income tax expense	41,194,185	12,109,385	38,372,985	29,910,283	30,897,350	56,642,145

Reconciliation of the difference between PRC statutory income tax rate and the Group's effective income tax rate for the years ended December 31, 2008, 2009 and 2010 is as follows:

	For the years ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect on tax incentive and holiday	(27.2)%	(24.0)%	(18.2)%
Effect due to tax-exempt entities	1.7%	(0.2)%	0.1%
Change in valuation allowance	0.4%	0.7%	2.5%
Effect of the overseas withholding taxes	3.9%	3.1%	2.9%
Effect of the PRC withholding tax for dividend distribution	3.7%	1.8%	0%
Effective on permanent difference	0.1%	(1.3)%	(2.0)%
Others	—	1.1%	(0.7)%

Effective income tax rate	7.6%	6.2%	9.6%

The following table sets forth the computation of the effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company for the years ended December 31, 2008, 2009 and 2010, respectively:

	For the years ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Effect of tax incentive and holiday	189,760,732	265,317,929	166,723,066
Basic net earnings per share effect	0.68	1.05	0.67

d. Deferred tax assets and deferred tax liabilities

	December 31, 2009	December 31, 2010
	RMB	RMB
Deferred tax assets:
Foreign withholding tax	2,155,473	1,309,990
Net operating loss carryforwards	11,233,212	32,744,011
Current reserves and accruals	1,243,511	8,897,918
Depreciation and amortization	1,934,204	668,776
Others	322,618	2,824,941

Total deferred tax assets	16,889,018	46,445,636
Less: Valuation allowance	(10,944,625)	(34,355,314)

Net deferred tax assets	5,944,393	12,090,322

Deferred tax liabilities:
Withholding income tax on dividend	19,744,931	19,637,071
Intangible assets arisen from business combination	—	14,140,077
Others	2,743,411	13,260,250

Total deferred tax liabilities	22,488,342	47,037,398

Movement of valuation allowance

	For the years ended December 31
	2009	2010
	RMB	RMB
Balance at beginning of the year	3,100,439	10,944,625
Current year addition	9,525,924	23,829,975
Current year reversal	(1,681,738)	(419,286)

Balance at end of the year	10,944,625	34,355,314

Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carryforwards; and (iii) tax planning strategies.